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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.	Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.98%)

Consumer Discretionary (24.60%)
	Apparel, Accessories & Luxury Goods (2.25%)
175,000	Fossil Group, Inc. [1]	$13,482,048	$18,291,000
275,000	Ralph Lauren Corp.	4,972,904	44,189,750

		18,454,952	62,480,750
	Automotive Retail (1.40%)
750,000	CarMax, Inc. [1]	14,772,082	39,007,500

	Broadcasting (1.80%)
675,000	Discovery Communications, Inc., Cl A [1]	16,256,056	50,139,000

	Casinos & Gaming (2.80%)
375,000	Wynn Resorts Ltd.	0	77,835,000

	Education Services (0.49%)
325,000	DeVry Education Group, Inc.	546,016	13,760,500

	Hotels, Resorts & Cruise Lines (4.15%)
800,000	Choice Hotels International, Inc.	3,577,372	37,688,000
1,025,000	Hyatt Hotels Corp., Cl A [1]	30,808,659	62,504,500
482,471	Norwegian Cruise Line Holdings Ltd. [1,2]	9,166,949	15,294,331

		43,552,980	115,486,831

	Internet Retail (4.69%)
2,972,068	AO World plc (United Kingdom) [1,2]	15,444,522	13,097,471
1,125,000	HomeAway, Inc. [1]	30,129,637	39,172,500
65,000	The Priceline Group, Inc. (formerly, priceline.com, Inc.) [1]	10,503,278	78,195,000

		56,077,437	130,464,971

	Leisure Facilities (2.78%)
1,000,000	Vail Resorts, Inc.	19,491,424	77,180,000

	Specialty Stores (4.24%)
825,000	Dick’s Sporting Goods, Inc.	25,648,809	38,412,000
450,000	Tiffany & Co.	13,967,319	45,112,500
570,000	Tractor Supply Co.	18,855,913	34,428,000

		58,472,041	117,952,500

Total Consumer Discretionary		227,622,988	684,307,052

Shares		Cost	Value

Common Stocks (continued)

Consumer Staples (0.64%)
	Food Distributors (0.64%)
275,000	United Natural Foods, Inc. [1]	$14,611,786	$17,902,500

Energy (6.04%)
	Oil & Gas Drilling (1.54%)
370,000	Helmerich & Payne, Inc.	10,517,443	42,960,700

	Oil & Gas Equipment & Services (1.46%)
185,000	Core Laboratories N.V. [2]	12,671,507	30,906,100
150,000	Oil States International, Inc. [1]	5,850,283	9,613,500

		18,521,790	40,519,600

	Oil & Gas Exploration & Production (1.42%)
274,500	Concho Resources, Inc. [1]	12,981,350	39,665,250

	Oil & Gas Storage & Transportation (1.62%)
450,000	Phillips 66 Partners LP	12,772,374	34,002,000
174,934	Western Gas Equity Partners LP	3,848,548	10,968,362

		16,620,922	44,970,362

Total Energy		58,641,505	168,115,912

Financials (11.96%)
	Asset Management & Custody Banks (1.70%)
350,000	Artisan Partners Asset Management, Inc., Cl A	21,700,000	19,838,000
325,000	T. Rowe Price Group, Inc.	7,848,785	27,433,250

		29,548,785	47,271,250

	Investment Banking & Brokerage (2.71%)
2,800,000	The Charles Schwab Corp.	3,023,977	75,404,000

	Office REITs (1.19%)
89,500	Alexander’s, Inc. [4]	4,271,765	33,067,565

	Property & Casualty Insurance (2.99%)
1,450,000	Arch Capital Group Ltd. [1,2]	15,819,917	83,288,000

	Real Estate Services (2.48%)
2,150,000	CBRE Group, Inc., Cl A [1]	29,247,253	68,886,000

	Regional Banks (0.89%)
450,000	First Republic Bank	11,878,902	24,745,500

Total Financials		93,790,599	332,662,315

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (15.45%)
	Health Care Distributors (1.50%)
350,000	Henry Schein, Inc. [1]	$9,382,832	$41,534,500

	Health Care Equipment (3.96%)
825,000	IDEXX Laboratories, Inc. [1]	33,055,763	110,195,250

	Health Care Facilities (1.34%)
390,000	Universal Health Services, Inc., Cl B	24,381,197	37,346,400

	Health Care Supplies (1.29%)
265,000	The Cooper Companies, Inc.	34,262,522	35,915,450

	Health Care Technology (0.49%)
265,000	Cerner Corp. [1]	5,777,893	13,668,700

	Life Sciences Tools & Services (6.87%)
560,000	Illumina, Inc. [1]	24,448,454	99,982,400
275,000	Mettler-Toledo International, Inc. [1]	17,214,470	69,624,500
400,000	Quintiles Transnational Holdings, Inc. [1]	18,309,703	21,316,000

		59,972,627	190,922,900

Total Health Care		166,832,834	429,583,200

Industrials (18.98%)
	Construction Machinery & Heavy Trucks (1.26%)
425,000	Westinghouse Air Brake Technologies Corporation	28,502,302	35,100,750

	Diversified Support Services (0.27%)
300,000	Civeo Corporation [1]	4,182,253	7,509,000

	Environmental & Facilities
	Services (1.06%)
250,000	Stericycle, Inc. [1]	7,016,768	29,605,000

	Human Resource & Employment Services (0.94%)
250,000	Towers Watson & Co., Cl A	27,580,032	26,057,500

	Industrial Conglomerates (1.50%)
285,000	Roper Industries, Inc.	24,284,403	41,612,850

	Industrial Machinery (5.47%)
950,000	Colfax Corp. [1]	30,771,922	70,813,000
450,000	The Middleby Corp. [1]	23,539,575	37,224,000
515,000	Pall Corp.	34,248,477	43,975,850

		88,559,974	152,012,850
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Research & Consulting Services (5.37%)
1,400,000	Nielsen N.V. (formerly,
	Nielsen Holdings N.V.) [2]	$34,667,450	$67,774,000
1,360,000	Verisk Analytics, Inc., Cl A [1]	35,122,903	81,627,200

		69,790,353	149,401,200

	Trading Companies & Distributors (3.11%)
1,175,000	Fastenal Co.	21,409,224	58,150,750
1,000,000	MRC Global, Inc. [1]	23,725,008	28,290,000

		45,134,232	86,440,750

Total Industrials		295,050,317	527,739,900

Information Technology (16.59%)
	Application Software (5.34%)
625,000	ANSYS, Inc. [1]	17,934,363	47,387,500
525,000	FactSet Research Systems, Inc.	28,837,256	63,147,000
935,000	Guidewire Software, Inc. [1]	43,250,976	38,017,100

		90,022,595	148,551,600

	Data Processing & Outsourced Services (2.96%)
625,000	FleetCor Technologies, Inc. [1]	22,818,671	82,375,000

	Internet Software & Services (2.93%)
175,000	LinkedIn Corp., Cl A [1]	9,912,287	30,007,250
267,500	Shutterstock, Inc. [1]	17,386,686	22,197,150
600,000	Verisign, Inc. [1]	27,498,020	29,286,000

		54,796,993	81,490,400

	IT Consulting & Other Services (5.36%)
155,000	Equinix, Inc. [1,4]	10,768,505	32,563,950
1,650,000	Gartner, Inc. [1]	36,183,876	116,358,000

		46,952,381	148,921,950

Total Information Technology		214,590,640	461,338,950

Materials (0.72%)
	Industrial Gases (0.72%)
185,000	Airgas, Inc.	12,122,086	20,148,350

Telecommunication Services (3.00%)
	Wireless Telecommunication Services (3.00%)
815,000	SBA Communications Corp., Cl A [1]	24,288,321	83,374,500

Total Common Stocks		1,107,551,076	2,725,172,679

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (1.48%)

Financials (1.48%)
	Asset Management & Custody Banks (1.48%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	$34,581,904	$41,137,778

Principal Amount

Short Term Investments (0.53%)

$14,750,662	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2014, 0.00% due 7/1/2014; Proceeds at maturity - $14,750,662; (Fully collateralized by $15,880,000 U.S. Treasury Note, 1.75% due 5/15/2023; Market value - $15,046,300) [5]	14,750,662	14,750,662

Total Investments (99.99%)		$1,156,883,642	2,781,061,119

Cash and Other Assets Less Liabilities (0.01%)			184,481

Net Assets			$2,781,245,600

Retail Shares (Equivalent to $64.69 per share based on 32,925,955 shares outstanding)			$2,129,824,997

Institutional Shares (Equivalent to $65.78 per share based on 9,903,539 shares outstanding)			$651,420,603

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2014, the market value of restricted and fair valued securities amounted to $41,137,778 or 1.48% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.49%)

Consumer Discretionary (23.54%)
	Apparel, Accessories &
	Luxury Goods (2.96%)
4,150,000	Under Armour, Inc., Cl A [1]	$32,915,217	$246,883,500

	Automotive Retail (0.45%)
750,000	Penske Automotive Group, Inc.	13,032,059	37,125,000

	Casinos & Gaming (1.44%)
3,870,620	Penn National Gaming, Inc. [1]	33,038,240	46,989,327
2,900,000	Pinnacle Entertainment, Inc. [1]	47,133,881	73,022,000

		80,172,121	120,011,327

	Distributors (1.34%)
4,175,000	LKQ Corp. [1]	24,361,393	111,430,750

	Education Services (2.65%)
2,257,170	Bright Horizons Family Solutions, Inc. [1]	74,787,601	96,922,880
2,000,000	DeVry Education Group, Inc.	29,820,976	84,680,000
2,170,168	Nord Anglia Education, Inc. [1,2]	41,508,201	39,714,074

		146,116,778	221,316,954

	Home Improvement Retail (1.08%)
1,180,000	Lumber Liquidators Holdings, Inc. [1]	27,982,185	89,621,000

	Hotels, Resorts & Cruise Lines (3.52%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	141,683,325
271,739	Diamond Resorts International, Inc. [1]	3,804,346	6,323,367
2,875,000	Interval Leisure Group, Inc.	55,667,992	63,077,500
1,400,000	Marriott Vacations Worldwide Corp. [1]	75,380,480	82,082,000

		207,914,274	293,166,192
	Internet Retail (0.79%)
15,000,000	AO World plc (United Kingdom) [1,2]	74,208,328	66,102,817

	Leisure Facilities (2.21%)
140,607	ClubCorp Holdings, Inc.	2,456,520	2,606,854
2,064,800	Vail Resorts, Inc. [4]	59,870,980	159,361,264
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	22,588,761

		77,869,603	184,556,879
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Leisure Products (0.09%)
300,000	BRP, Inc. (Canada) [1,2]	$6,242,137	$7,394,218

	Movies & Entertainment (2.02%)
2,400,000	DreamWorks Animation
	SKG, Inc., Cl A [1]	66,148,085	55,824,000
625,000	Imax Corp. [1,2]	18,512,773	17,800,000
5,422,299	Manchester United plc, Cl A [1,2,6]	76,721,822	94,619,118

		161,382,680	168,243,118

	Publishing (1.01%)
1,175,000	Morningstar, Inc.	25,213,451	84,376,750

	Restaurants (0.98%)
408,000	Noodles & Co. [1]	13,628,055	14,031,120
450,000	Panera Bread Co., Cl A [1]	15,602,751	67,423,500

		29,230,806	81,454,620

	Specialty Stores (3.00%)
2,138,525	The Container Store Group, Inc. [1,6]	74,245,699	59,408,224
4,100,000	Dick’s Sporting Goods, Inc.	69,383,822	190,896,000

		143,629,521	250,304,224

Total Consumer Discretionary		1,050,270,553	1,961,987,349

Consumer Staples (5.32%)
	Brewers (0.54%)
201,400	The Boston Beer Co., Inc., Cl A [1]	29,104,380	45,016,928

	Food Distributors (1.79%)
2,290,237	United Natural Foods,Inc. [1]	98,857,949	149,094,429

	Household Products (1.26%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	104,925,000

	Packaged Foods & Meats (1.73%)
1,800,000	TreeHouse Foods, Inc. [1]	85,049,691	144,126,000

Total Consumer Staples		240,352,847	443,162,357

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (7.32%)
	Oil & Gas Drilling (1.11%)
800,000	Helmerich & Payne, Inc.	$17,917,319	$92,888,000

	Oil & Gas Equipment &
	Services (2.31%)
320,000	CARBO Ceramics, Inc.	20,507,880	49,318,400
600,000	Core Laboratories N.V. [2]	13,859,283	100,236,000
525,000	SEACOR Holdings, Inc. [1]	19,601,963	43,181,250

		53,969,126	192,735,650

	Oil & Gas Exploration &
	Production (1.06%)
247,191	Oasis Petroleum, Inc. [1]	3,460,674	13,815,505
1,250,000	RSP Permian, Inc. [1]	25,520,068	40,550,000
400,000	SM Energy Co.	13,315,693	33,640,000

		42,296,435	88,005,505

	Oil & Gas Storage &
	Transportation (2.84%)
1,435,350	Atlas Energy, L.P.	62,256,582	64,418,508
70,000	MPLX LP	1,540,000	4,515,000
1,200,000	Targa Resources Corp.	36,086,844	167,484,000

		99,883,426	236,417,508

Total Energy		214,066,306	610,046,663

Financials (15.08%)
	Asset Management & Custody
	Banks (4.34%)
1,994,899	The Carlyle Group	43,767,989	67,746,770
2,175,000	Cohen & Steers, Inc.	58,249,032	94,351,500
1,200,000	Eaton Vance Corp.	20,685,197	45,348,000
2,049,712	Financial Engines, Inc.	56,684,247	92,810,959
1,230,195	Oaktree Capital Group, LLC	53,958,848	61,497,448

		233,345,313	361,754,677

	Diversified REITs (0.29%)
712,000	American Assets Trust, Inc.	13,797,057	24,599,600

	Hotel & Resort REITs (0.70%)
1,650,000	LaSalle Hotel Properties	38,657,293	58,228,500

	Life & Health Insurance (1.55%)
2,700,000	Primerica, Inc.	65,591,464	129,195,000

	Office REITs (1.75%)
135,000	Alexander’s, Inc. [5]	28,435,048	49,878,450
3,400,000	Douglas Emmett, Inc.	44,383,104	95,948,000

		72,818,152	145,826,450
	Property & Casualty
	Insurance (2.77%)
4,025,000	Arch Capital Group Ltd. [1,2]	39,451,760	231,196,000
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Residential REITs (0.29%)
625,000	American Campus Communities, Inc.	$15,945,384	$23,900,000
	Specialized Finance (1.24%)
2,250,000	MSCI, Inc. [1]	44,874,679	103,162,500
	Specialized REITs (2.15%)
775,000	Alexandria Real Estate Equities, Inc. [5]	29,318,982	60,171,000
3,496,074	Gaming and Leisure Properties, Inc.	89,454,330	118,761,634

		118,773,312	178,932,634

Total Financials		643,254,414	1,256,795,361

Health Care (9.35%)
	Biotechnology (0.14%)
390,000	Acadia Pharmaceuticals, Inc. [1]	8,958,775	8,810,100
98,921	Foundation Medicine, Inc. [1]	2,532,243	2,666,910

		11,491,018	11,477,010

	Health Care Equipment (1.85%)
400,000	Edwards Lifesciences Corp. [1]	5,349,910	34,336,000
900,000	IDEXX Laboratories, Inc. [1]	28,558,026	120,213,000

		33,907,936	154,549,000
	Health Care Facilities (2.10%)
275,000	Brookdale Senior Living, Inc. [1]	5,469,421	9,168,500
3,500,000	Community Health Systems, Inc. [1]	65,297,992	158,795,000
200,000	VCA, Inc. (formerly, VCA Antech, Inc.) [1]	3,991,557	7,018,000

		74,758,970	174,981,500

	Health Care Services (0.08%)
150,000	IPC The Hospitalist Co., Inc. [1]	3,121,418	6,633,000
	Health Care Supplies (0.72%)
365,038	Neogen Corp. [1]	8,075,677	14,773,088
1,077,686	West Pharmaceutical
	Services, Inc.	37,684,652	45,456,795

		45,760,329	60,229,883

	Health Care Technology (0.18%)
828,286	Castlight Health, Inc., Cl A [1,3,8]	4,999,998	11,960,450
225,000	Castlight Health, Inc., Cl B [1]	4,309,434	3,420,000

		9,309,432	15,380,450

	Life Sciences Tools & Services (2.65%)
550,000	Mettler-Toledo International, Inc. [1]	27,486,940	139,249,000
880,943	TECHNE Corp.	46,631,249	81,548,894

		74,118,189	220,797,894
	Pharmaceuticals (1.63%)
4,150,000	CFR Pharmaceuticals SA 144A, ADR [2,8]	96,966,145	135,663,500

Total Health Care		349,433,437	779,712,237

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (16.11%)
	Building Products (1.42%)
1,250,000	Masonite International Corp. [1,2]	$69,861,758	$70,325,000
1,670,000	Trex Co., Inc. [1]	62,696,594	48,129,400

		132,558,352	118,454,400

	Construction & Engineering (0.73%)
1,845,000	Badger Daylighting Ltd. (Canada) [2]	67,574,781	60,776,674

	Diversified Support Services (1.51%)
3,500,000	Copart, Inc. [1]	42,756,022	125,860,000

	Electrical Components &
	Equipment (1.64%)
2,800,000	Generac Holdings, Inc. [1]	9,994,546	136,472,000

	Industrial Machinery (5.33%)
2,315,480	Colfax Corp. [1]	53,608,386	172,595,879
2,550,000	The Middleby Corp. [1]	74,456,718	210,936,000
400,000	Valmont Industries, Inc.	32,589,034	60,780,000

		160,654,138	444,311,879

	Railroads (2.52%)
2,000,000	Genesee & Wyoming, Inc., Cl A [1]	32,221,169	210,000,000

	Research & Consulting
	Services (1.12%)
530,000	The Advisory Board Co. [1]	28,049,691	27,454,000
375,000	IHS, Inc., Cl A [1]	15,320,116	50,876,250
600,000	Mistras Group, Inc. [1]	7,563,468	14,712,000

		50,933,275	93,042,250

	Trading Companies &
	Distributors (1.48%)
2,000,000	Air Lease Corp.	47,523,423	77,160,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	46,385,400

		64,806,160	123,545,400

	Trucking (0.36%)
475,000	Landstar System, Inc.	11,073,375	30,400,000

Total Industrials		572,571,818	1,342,862,603

Shares		Cost	Value

Common Stocks (continued)

Information Technology (18.01%)
	Application Software (9.04%)
2,109,430	Advent Software, Inc.	$31,797,327	$68,704,135
1,850,000	ANSYS, Inc. [1]	44,326,673	140,267,000
1,025,000	Bottomline Technologies (de), Inc. [1]	28,295,337	30,668,000
825,000	Concur Technologies, Inc. [1]	18,214,873	77,005,500
1,600,000	FactSet Research Systems, Inc.	80,624,740	192,448,000
1,173,796	Guidewire Software, Inc. [1]	37,834,851	47,726,545
2,850,000	Pegasystems, Inc.	43,434,855	60,192,000
3,087,713	SS&C Technologies Holdings, Inc. [1]	52,369,849	136,538,669

		336,898,505	753,549,849

	Data Processing & Outsourced
	Services (1.57%)
3,050,000	MAXIMUS, Inc.	58,567,377	131,211,000

	Electronic Equipment &
	Instruments (0.71%)
650,000	FEI Company	24,367,636	58,974,500

	Internet Software &
	Services (2.90%)
1,166,670	Benefitfocus, Inc. [1]	53,314,259	53,923,488
999,653	CoStar Group, Inc. [1]	44,116,616	158,115,115
357,500	Shutterstock, Inc. [1]	23,928,368	29,665,350

		121,359,243	241,703,953

	IT Consulting & Other
	Services (3.79%)
5,500,000	Booz Allen Hamilton Holding Corp.	74,508,560	116,820,000
2,825,000	Gartner, Inc. [1]	45,240,023	199,219,000

		119,748,583	316,039,000

Total Information Technology		660,941,344	1,501,478,302

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (1.06%)
	Construction Materials (1.01%)
1,725,000	CaesarStone Sdot Yam Ltd. [1,2]	$31,551,799	$84,663,000

	Fertilizers & Agricultural
	Chemicals (0.05%)
4,907,918	Agrinos AS (Mexico) [1,2,4]	18,316,594	4,000,683

Total Materials		49,868,393	88,663,683

Telecommunication Services (0.76%)
	Alternative Carriers (0.76%)
7,493,437	Iridium Communications Inc. [1,4]	45,709,971	63,394,477

Utilities (2.94%)
	Electric Utilities (2.94%)
6,720,000	ITC Holdings Corp.	69,432,900	245,145,600

Total Common Stocks		3,895,901,983	8,293,248,632

Preferred Stocks (0.16%)

Telecommunication Services (0.16%)
	Alternative Carriers (0.16%)
41,074	Iridium Communications Inc., Series B, 6.75% [4]	10,268,500	13,560,171

Private Equity Investments (0.17%)

Financials (0.17%)
	Asset Management & Custody
	Banks (0.17%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,9]	8,630,998	13,847,261

Rights (0.00%)

Materials (0.00%)
	Fertilizers & Agricultural
	Chemicals (0.00%)
393,349	Agrinos AS (Mexico) Exp 7/15/2015 [1,2,3,4,8]	0	69,258

Shares		Cost	Value

Short Term Investments (0.09%)

Securities Lending Collateral (0.09%)
7,063,875	State Street Navigator Securities Lending Prime Portfolio [7,8]	$7,063,875	$7,063,875

Total Investments (99.91%)		$3,921,865,356	8,327,789,197

Cash and Other Assets Less
Liabilities (0.09%)			7,725,683

Net Assets			$8,335,514,880

Retail Shares (Equivalent to $72.89 per share
based on 63,992,196 shares outstanding)			$4,664,690,858

Institutional Shares (Equivalent to $73.74 per share
based on 49,779,321 shares outstanding)			$3,670,824,022

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2014, the market value of restricted and fair valued securities amounted to $25,876,969 or 0.31% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding "Affiliated" companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	The value on loan at June 30, 2014 amounted to $6,692,764 or 0.08% of net assets. See Note 2c regarding Securities Lending.
[7]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[8]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2014, the market value of Rule 144A securities amounted to $135,663,500 or 1.63% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.66%)

Consumer Discretionary (19.49%)
	Advertising (0.54%)
1,750,000	National CineMedia, Inc.	$25,567,284	$30,642,500

	Apparel, Accessories & Luxury Goods (3.74%)
650,000	Fossil Group, Inc. [1]	15,294,653	67,938,000
2,000,000	Iconix Brand Group, Inc. [1]	29,279,689	85,880,000
2,500,000	Quiksilver, Inc. [1]	6,297,743	8,950,000
1,900,000	Tumi Holdings, Inc. [1]	37,991,512	38,247,000
350,000	Vince Holding Corp. [1]	7,985,127	12,817,000

		96,848,724	213,832,000

	Broadcasting (1.44%)
600,000	Liberty Media Corp., Cl A [1]	7,138,003	82,008,000

	Casinos & Gaming (1.73%)
3,000,000	Penn National Gaming, Inc. [1]	17,926,778	36,420,000
300,000	Wynn Resorts Ltd.	1,271,840	62,268,000

		19,198,618	98,688,000
	Education Services (2.55%)
2,347,847	Bright Horizons Family Solutions, Inc. [1]	80,059,683	100,816,550
2,451,980	Nord Anglia Education, Inc. [1,2]	43,015,369	44,871,234

		123,075,052	145,687,784

	Home Improvement Retail (1.33%)
1,000,000	Lumber Liquidators Holdings, Inc. [1]	29,024,571	75,950,000

	Homefurnishing Retail (1.17%)
1,400,000	Mattress Firm Holding Corp. [1]	35,360,733	66,850,000

	Internet Retail (1.37%)
2,250,000	HomeAway, Inc. [1]	54,558,103	78,345,000

	Movies & Entertainment (1.90%)
1,250,000	The Madison Square Garden Co., Cl A [1]	31,872,245	78,062,500
3,750,000	SFX Entertainment, Inc. [1]	26,066,093	30,375,000

		57,938,338	108,437,500

	Restaurants (2.82%)
1,000,000	BJ’s Restaurants, Inc. [1]	36,351,290	34,910,000
1,500,000	The Cheesecake Factory, Inc.	34,778,286	69,630,000
2,050,000	Del Frisco’s Restaurant Group, Inc. [1,4]	42,350,887	56,498,000

		113,480,463	161,038,000
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Specialty Stores (0.90%)
1,850,000	The Container Store Group, Inc. [1,6]	$60,559,626	$51,393,000

Total Consumer Discretionary		622,749,515	1,112,871,784

Consumer Staples (3.40%)
	Food Distributors (2.35%)
2,000,000	The Chefs’ Warehouse, Inc. [1,4]	32,011,792	39,540,000
1,450,000	United Natural Foods, Inc. [1]	62,683,145	94,395,000

		94,694,937	133,935,000

	Food Retail (1.05%)
1,750,000	Fairway Group Holdings Corp. [1]	30,276,146	11,637,500
600,000	Susser Holdings Corp. [1]	23,228,015	48,432,000

		53,504,161	60,069,500

Total Consumer Staples		148,199,098	194,004,500

Energy (9.89%)
	Oil & Gas Equipment & Services (2.67%)
200,000	CARBO Ceramics, Inc.	13,114,503	30,824,000
400,000	Core Laboratories N.V. [2]	15,025,706	66,824,000
1,500,000	Forum Energy Technologies, Inc. [1]	30,924,862	54,645,000

		59,065,071	152,293,000

	Oil & Gas Exploration & Production (1.30%)
311,642	Athlon Energy, Inc. [1]	6,664,254	14,865,324
650,000	Bonanza Creek Energy, Inc. [1]	21,498,889	37,173,500
400,000	Oasis Petroleum, Inc. [1]	5,600,000	22,356,000

		33,763,143	74,394,824

	Oil & Gas Storage & Transportation (5.92%)
750,000	PBF Logistics LP [1]	19,261,183	20,640,000
750,000	Phillips 66 Partners LP	20,967,947	56,670,000
5,000,000	Scorpio Tankers, Inc. [2]	42,287,906	50,850,000
164,552	Susser Petroleum Partners LP	3,373,316	7,722,425
750,000	Targa Resources Corp.	17,965,719	104,677,500
400,000	Tesoro Logistics LP	16,711,104	29,360,000
707,200	Valero Energy Partners LP	18,492,945	35,579,232
1,000,000	Western Refining Logistics LP	23,110,967	32,710,000

		162,171,087	338,209,157

Total Energy		254,999,301	564,896,981

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (8.62%)
	Asset Management & Custody Banks (2.57%)
875,000	Artisan Partners Asset Management, Inc., Cl A	$36,710,498	$49,595,000
2,150,000	Financial Engines, Inc.	48,440,910	97,352,000

		85,151,408	146,947,000

	Hotel & Resort REITs (1.72%)
1,500,000	Chesapeake Lodging Trust	25,751,746	45,345,000
1,500,000	LaSalle Hotel Properties	34,882,420	52,935,000

		60,634,166	98,280,000

	Investment Banking & Brokerage (0.41%)
700,000	Moelis & Co. [1]	17,573,577	23,527,000

	Office REITs (0.67%)
350,000	SL Green Realty Corp.	7,505,834	38,293,500

	Real Estate Services (0.84%)
1,500,000	CBRE Group, Inc., Cl A [1]	7,261,912	48,060,000

	Specialized REITs (1.79%)
3,000,000	Gaming and Leisure Properties, Inc.	60,149,822	101,910,000

	Thrifts & Mortgage Finance (0.62%)
1,750,000	Essent Group, Ltd. [1,2]	36,314,929	35,157,500

Total Financials		274,591,648	492,175,000

Health Care (9.26%)

	Biotechnology (0.63%)
750,000	Cepheid [1]	24,504,439	35,955,000

	Health Care Distributors (0.38%)
152,873	MWI Veterinary Supply, Inc. [1]	21,471,657	21,706,437

	Health Care Equipment (3.42%)
1,250,000	DexCom, Inc. [1]	17,100,777	49,575,000
500,000	HeartWare International, Inc. [1]	49,640,437	44,250,000
670,922	IDEXX Laboratories, Inc. [1]	21,699,129	89,615,052
500,000	Masimo Corp. [1]	9,376,530	11,800,000

		97,816,873	195,240,052

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)
	Health Care Facilities (2.16%)
2,985,000	Brookdale Senior Living, Inc. [1]	$53,151,499	$99,519,900
750,000	Emeritus Corp. [1]	19,131,389	23,737,500

		72,282,888	123,257,400

	Life Sciences Tools & Services (2.67%)
300,000	Covance, Inc. [1]	10,515,514	25,674,000
1,350,000	ICON plc [1,2]	43,388,030	63,598,500
250,000	Mettler-Toledo International, Inc. [1]	14,245,819	63,295,000

		68,149,363	152,567,500

Total Health Care		284,225,220	528,726,389

Industrials (16.33%)

	Aerospace & Defense (4.31%)
2,250,000	DigitalGlobe, Inc. [1]	66,689,631	62,550,000
1,950,000	The KEYW Holding Corp. [1,4]	20,680,495	24,511,500
950,000	TransDigm Group, Inc. [1]	854,326	158,897,000

		88,224,452	245,958,500

	Electrical Components & Equipment (2.00%)
825,000	Acuity Brands, Inc.	44,094,137	114,056,250

	Environmental & Facilities Services (3.42%)
1,150,000	Clean Harbors, Inc. [1]	29,600,019	73,887,500
2,500,000	Waste Connections, Inc.	44,418,371	121,375,000

		74,018,390	195,262,500

	Human Resource & Employment Services (1.12%)
1,801,100	On Assignment, Inc. [1]	46,118,844	64,065,127

	Industrial Machinery (2.76%)
350,000	Graco, Inc.	7,828,497	27,328,000
750,000	Nordson Corp.	22,985,460	60,142,500
2,500,000	Rexnord Corp. [1]	47,210,825	70,375,000

		78,024,782	157,845,500

	Office Services & Supplies (0.48%)
1,451,700	Interface, Inc.	19,551,249	27,350,028

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Railroads (1.47%)
800,000	Genesee & Wyoming, Inc., Cl A [1]	$21,723,581	$84,000,000

	Research & Consulting Services (0.77%)
850,000	The Advisory Board Co. [1]	45,821,676	44,030,000

Total Industrials		417,577,111	932,567,905

Information Technology (19.35%)
	Application Software (6.35%)
1,500,000	ACI Worldwide, Inc. [1]	57,419,462	83,745,000
2,000,000	Advent Software, Inc.	29,073,517	65,140,000
1,500,000	Guidewire Software, Inc. [1]	40,880,643	60,990,000
2,500,000	RealPage, Inc. [1]	46,393,983	56,200,000
700,000	The Ultimate Software Group, Inc. [1]	17,611,027	96,719,000

		191,378,632	362,794,000

	Data Processing & Outsourced Services (3.39%)
950,000	FleetCor Technologies, Inc. [1]	23,597,570	125,210,000
650,000	WEX Inc. [1]	30,423,456	68,230,500

		54,021,026	193,440,500

	Electronic Components (0.17%)
314,514	Knowles Corp. [1]	9,226,125	9,668,160

	Electronic Equipment & Instruments (3.35%)
1,750,000	Cognex Corp. [1]	28,532,685	67,200,000
708,767	Coherent, Inc. [1]	34,030,133	46,899,113
850,000	FEI Company	33,259,652	77,120,500

		95,822,470	191,219,613

	Internet Software & Services (0.71%)
850,000	comScore, Inc. [1]	27,834,214	30,158,000
300,000	GrubHub, Inc. [1]	7,800,000	10,623,000

		35,634,214	40,781,000

	IT Consulting & Other Services (4.94%)
1,800,000	Acxiom Corp. [1]	44,648,394	39,042,000
400,000	Equinix, Inc. [1,5]	23,435,720	84,036,000
2,250,000	Gartner, Inc. [1]	41,942,703	158,670,000

		110,026,817	281,748,000

	Systems Software (0.44%)
2,300,000	Rally Software Development Corp. [1,4]	51,687,216	25,047,000

Total Information Technology		547,796,500	1,104,698,273

Shares		Cost	Value

Common Stocks (continued)

Materials (6.19%)
	Diversified Metals & Mining (1.46%)
4,000,000	Globe Specialty Metals, Inc. [4]	$46,608,066	$83,120,000

	Metal & Glass Containers (2.03%)
4,500,000	Berry Plastics Group, Inc. [1]	75,853,854	116,100,000

	Specialty Chemicals (1.97%)
1,536,702	Flotek Industries, Inc. [1]	31,308,937	49,420,336
2,250,000	Platform Specialty Products Corp. [1]	36,798,334	63,067,500

		68,107,271	112,487,836

	Steel (0.73%)
1,000,000	SunCoke Energy, Inc. [1]	16,688,469	21,500,000
675,000	SunCoke Energy Partners LP	16,008,489	20,385,000

		32,696,958	41,885,000

Total Materials		223,266,149	353,592,836

Telecommunication Services (4.46%)
	Wireless Telecommunication Services (4.46%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2]	30,976,387	49,733,031
2,000,000	SBA Communications Corp., Cl A [1]	10,934,506	204,600,000

Total Telecommunication Services		41,910,893	254,333,031

Utilities (0.67%)
	Electric Utilities (0.43%)
675,000	ITC Holdings Corp.	9,427,959	24,624,000

	Renewable Electricity (0.24%)
363,937	Abengoa Yield plc [1,2]	10,554,173	13,764,097

Total Utilities		19,982,132	38,388,097

Total Common Stocks		2,835,297,567	5,576,254,796

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Warrants (0.00%)

Consumer Discretionary (0.00%)
	Internet Retail (0.00%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/15/2016 [1,3,8]	$30,234	$130,998

Total Consumer Discretionary		30,234	130,998

Information Technology (0.00%)
	Internet Software & Services (0.00%)
25,000	Viggle, Inc. Warrants, Callable Exp 8/22/2014 [1,3,8]	0	0
6,818	Viggle, Inc. Warrants, Non-Callable Exp 4/27/2015 [1,3,8]	0	0

Total Information Technology		0	0

Total Warrants		30,234	130,998

Principal Amount

Short Term Investments (2.36%)

Repurchase Agreement (2.32%)
$132,420,801	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2014, 0.00% due 7/1/2014; Proceeds at maturity - $132,420,801; (Fully collateralized by $88,335,000 U.S. Treasury Note, 1.75% due 5/15/2023; Market value - $83,697,413 and $50,000,000 U.S. Treasury Note, 2.75% due 11/15/2023; Market value - $51,375,000) [8]	132,420,801	132,420,801
Shares		Cost	Value

Short Term Investments (continued)

Securities Lending Collateral (0.04%)
2,311,150	State Street Navigator Securities Lending Prime Portfolio [7,8]	$2,311,150	$2,311,150

Total Short Term Investments		134,731,951	134,731,951

Total Investments (100.02%)		$2,970,059,752	5,711,117,745

Liabilities Less Cash and Other Assets (-0.02%)			(1,207,971)

Net Assets			$5,709,909,774

Retail Shares (Equivalent to $35.42 per share based on 104,282,090 shares outstanding)			$3,693,618,181

Institutional Shares (Equivalent to $35.91 per share based on 56,153,190 shares outstanding)			$2,016,291,593

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2014, the market value of restricted and fair valued securities amounted to $130,998 or 0.00% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	The value on loan at June 30, 2014 amounted to $2,158,506 or 0.04% of net assets. See Note 2c regarding Securities Lending.
[7]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[8]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.40%)

Consumer Discretionary (21.97%)
	Apparel, Accessories & Luxury Goods (2.13%)
51,000	Fossil Group, Inc. [1]	$4,117,544	$5,330,520
85,500	Under Armour, Inc., Cl A [1]	2,166,660	5,086,395

		6,284,204	10,416,915
	Automobile Manufacturers (1.28%)
26,000	Tesla Motors Inc. [1]	4,954,533	6,241,560
	Automotive Retail (2.48%)
233,370	CarMax, Inc. [1]	7,159,100	12,137,574
	Broadcasting (2.99%)
80,500	Discovery Communications, Inc., Series C [1]	2,928,767	5,843,495
64,000	Liberty Media Corp., Cl A [1]	3,835,479	8,747,520

		6,764,246	14,591,015
	Homefurnishing Retail (1.49%)
78,000	Restoration Hardware Holdings, Inc. [1]	4,697,026	7,257,900
	Internet Retail (8.37%)
1,685,000	AO World plc (United Kingdom) [1,2]	8,290,690	7,425,550
218,222	HomeAway, Inc. [1]	5,909,118	7,598,490
141,500	Liberty Ventures Group, Series A [1]	8,533,763	10,442,700
16,000	Netflix, Inc. [1]	4,093,783	7,049,600
6,950	The Priceline Group, Inc. (formerly, priceline.com, Inc.) [1]	1,120,974	8,360,850

		27,948,328	40,877,190
	Movies & Entertainment (3.23%)
356,000	DreamWorks Animation SKG, Inc., Cl A [1]	9,423,381	8,280,560
430,240	Manchester United plc, Cl A [1,2,5]	7,216,953	7,507,688

		16,640,334	15,788,248

Total Consumer Discretionary		74,447,771	107,310,402

Energy (6.35%)
	Oil & Gas Equipment & Services (1.46%)
46,168	CARBO Ceramics, Inc.	3,031,381	7,115,412

	Oil & Gas Exploration & Production (3.72%)
69,000	Concho Resources, Inc. [1]	6,757,278	9,970,500
146,381	Oasis Petroleum, Inc. [1]	3,417,167	8,181,234

		10,174,445	18,151,734
	Oil & Gas Storage & Transportation (1.17%)
95,200	Golar LNG Ltd. [2]	3,246,537	5,721,520

Total Energy		16,452,363	30,988,666

Shares		Cost	Value

Common Stocks (continued)

Financials (1.21%)
	Asset Management & Custody Banks (1.21%)
130,500	Financial Engines, Inc.	$7,580,804	$5,909,040

Health Care (13.10%)
	Biotechnology (1.76%)
132,500	Cepheid [1]	4,496,326	6,352,050
83,690	Foundation Medicine, Inc. [1]	1,981,380	2,256,282

		6,477,706	8,608,332
	Health Care Equipment (1.02%)
211,344	Masimo Corp. [1]	4,642,523	4,987,718

	Health Care Technology (3.55%)
50,500	athenahealth, Inc. [1]	7,058,358	6,319,065
248,486	Castlight Health, Inc., Cl A [1,3,7]	1,500,001	3,588,138
173,500	Medidata Solutions, Inc. [1]	9,047,426	7,427,535

		17,605,785	17,334,738
	Life Sciences Tools & Services (4.58%)
125,115	Illumina, Inc. [1]	5,960,026	22,338,032

	Pharmaceuticals (2.19%)
116,500	Pacira Pharmaceuticals, Inc. [1]	7,571,748	10,701,690

Total Health Care		42,257,788	63,970,510

Industrials (6.75%)
	Aerospace & Defense (1.53%)
268,546	DigitalGlobe, Inc. [1]	7,695,025	7,465,579

	Industrial Machinery (1.17%)
69,000	The Middleby Corp. [1]	3,369,094	5,707,680

	Research & Consulting Services (4.05%)
53,700	IHS, Inc., Cl A [1]	5,053,191	7,285,479
208,500	Verisk Analytics, Inc., Cl A [1]	10,452,879	12,514,170

		15,506,070	19,799,649

Total Industrials		26,570,189	32,972,908

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (43.02%)
	Application Software (8.60%)
127,150	ANSYS, Inc. [1]	$4,076,156	$9,640,513
83,000	Concur Technologies, Inc. [1]	7,540,423	7,747,220
378,500	Guidewire Software, Inc. [1]	11,655,881	15,389,810
102,500	Workday, Inc., Cl A [1]	9,049,810	9,210,650

		32,322,270	41,988,193
	Internet Software & Services (19.49%)
309,214	Benefitfocus, Inc. [1]	15,462,005	14,291,871
269,000	comScore, Inc. [1]	8,621,791	9,544,120
58,000	CoStar Group, Inc. [1]	2,739,070	9,173,860
84,500	Facebook Inc., Cl A [1]	5,675,096	5,686,005
2,366,182	Just Eat plc (United Kingdom) [1,2]	10,174,849	10,326,183
29,000	LinkedIn Corp., Cl A [1]	5,372,914	4,972,630
676,408	Marchex, Inc., Cl B	7,049,594	8,130,424
201,500	Pandora Media, Inc. [1]	4,870,305	5,944,250
169,492	Shutterstock, Inc. [1]	7,772,701	14,064,446
122,500	Twitter, Inc. [1]	4,788,050	5,018,825
109,000	Xoom Corp. [1]	2,898,129	2,873,240
36,000	Zillow, Inc., Cl A [1]	2,390,665	5,145,480

		77,815,169	95,171,334
	IT Consulting & Other Services (8.61%)
462,575	Acxiom Corp. [1]	8,384,182	10,033,252
55,500	Equinix, Inc. [1,4]	2,175,892	11,659,995
289,144	Gartner, Inc. [1]	7,006,185	20,390,435

		17,566,259	42,083,682
	Semiconductors (1.08%)
151,500	Mellanox Technologies Ltd. [1,2]	6,416,650	5,281,290

	Systems Software (5.24%)
243,500	Qualys, Inc. [1]	5,099,855	6,250,645
259,500	Red Hat, Inc. [1]	13,428,637	14,342,565
70,000	Tableau Software, Inc., Cl A [1]	2,170,000	4,993,100

		20,698,492	25,586,310

Total Information Technology		154,818,840	210,110,809

Materials (4.13%)
	Construction Materials (1.22%)
121,569	CaesarStone Sdot-Yam Ltd. [1,2]	3,583,731	5,966,606

	Fertilizers & Agricultural Chemicals (0.15%)
879,340	Agrinos AS (Mexico) [1,2]	5,398,763	716,793

	Metal & Glass Containers (1.48%)
280,706	Berry Plastics Group, Inc. [1]	4,839,531	7,242,215

	Specialty Chemicals (1.28%)
194,000	Flotek Industries, Inc. [1]	5,480,353	6,239,040

Total Materials		19,302,378	20,164,654

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (2.87%)
	Wireless Telecommunication Services (2.87%)
137,000	SBA Communications Corp., Cl A [1]	$1,706,613	$14,015,100

Total Common Stocks		343,136,746	485,442,089

Short Term Investments (0.07%)

Securities Lending Collateral (0.07%)
310,250	State Street Navigator Securities Lending Prime Portfolio [6,7]	310,250	310,250

Total Investments (99.47%)		$343,446,996	485,752,339

Cash and Other Assets Less Liabilities (0.53%)			2,607,149

Net Assets			$488,359,488

Retail Shares (Equivalent to $19.46 per share based on 19,549,607 shares outstanding)			$380,504,937

Institutional Shares (Equivalent to $19.75 per share based on 5,461,640 shares outstanding)			$107,854,551

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2014, the market value of restricted and fair valued securities amounted to $3,588,138 or 0.73% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	The value on loan at June 30, 2014 amounted to $296,650 or 0.06% of net assets. See Note 2c regarding Securities Lending.
[6]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.54%)

Consumer Discretionary (27.80%)
	Apparel, Accessories & Luxury Goods (2.26%)
14,613	Ralph Lauren Corp.	$2,327,673	$2,348,163
	Broadcasting (2.03%)
15,441	Liberty Media Corp., Cl A [1]	842,208	2,110,476
	Casinos & Gaming (7.89%)
44,622	Las Vegas Sands Corp.	2,451,380	3,401,089
23,175	Wynn Resorts Ltd.	2,745,411	4,810,203

		5,196,791	8,211,292
	Internet Retail (8.98%)
15,274	Amazon.com, Inc. [1]	3,273,879	4,960,689
3,641	The Priceline Group, Inc. (formerly, priceline.com, Inc.) [1]	2,100,984	4,380,123

		5,374,863	9,340,812
	Restaurants (6.64%)
51,782	Starbucks Corp.	3,152,384	4,006,891
35,679	YUM! Brands, Inc.	2,148,807	2,897,135

		5,301,191	6,904,026

Total Consumer Discretionary		19,042,726	28,914,769

Consumer Staples (1.29%)
	Hypermarkets & Super Centers (1.29%)
11,648	Costco Wholesale Corp.	835,362	1,341,384

Energy (2.10%)
	Oil & Gas Exploration & Production (2.10%)
15,072	Concho Resources, Inc. [1]	1,595,780	2,177,904

Financials (7.26%)
	Asset Management & Custody Banks (1.75%)
21,535	T. Rowe Price Group, Inc.	1,657,492	1,817,770

	Diversified Real Estate Activities (2.69%)
63,653	Brookfield Asset Management, Inc., Cl A [2]	1,981,357	2,802,005

	Specialized Finance (2.82%)
41,355	CME Group, Inc.	2,291,930	2,934,137

Total Financials		5,930,779	7,553,912

Shares		Cost	Value

Common Stocks (continued)

Health Care (11.81%)
	Biotechnology (4.48%)
7,373	Alexion Pharmaceuticals, Inc. [1]	$1,019,688	$1,152,031
6,454	Biogen Idec, Inc. [1]	1,936,103	2,035,011
5,235	Regeneron Pharmaceuticals, Inc. [1]	1,551,542	1,478,730

		4,507,333	4,665,772
	Life Sciences Tools & Services (7.33%)
42,692	Illumina, Inc. [1]	1,663,349	7,622,230

Total Health Care		6,170,682	12,288,002

Industrials (3.85%)
	Research & Consulting Services (1.93%)
33,526	Verisk Analytics, Inc., Cl A [1]	1,392,842	2,012,231
	Trading Companies & Distributors (1.92%)
40,286	Fastenal Co.	1,188,272	1,993,754

Total Industrials		2,581,114	4,005,985

Information Technology (37.13%)
	Communications Equipment (0.39%)
6,521	Arista Networks, Inc. [1]	280,403	406,845

	Data Processing & Outsourced Services (6.97%)
46,400	MasterCard, Inc., Cl A	1,803,993	3,409,008
18,230	Visa, Inc., Cl A	1,816,915	3,841,243

		3,620,908	7,250,251
	Internet Software & Services (14.98%)
91,363	Facebook Inc., Cl A [1]	2,333,912	6,147,816
5,019	Google, Inc., Cl A [1]	1,256,798	2,934,459
6,118	Google, Inc., Cl C [1]	1,865,799	3,519,563
6,126	LinkedIn Corp., Cl A [1]	507,226	1,050,425
47,123	Twitter, Inc. [1]	1,481,695	1,930,630

		7,445,430	15,582,893
	IT Consulting & Other Services (2.80%)
13,883	Equinix, Inc. [1,3]	1,591,750	2,916,679

	Semiconductor Equipment (2.62%)
29,187	ASML Holding N.V. [2]	1,960,743	2,722,272

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Systems Software (4.40%)
3,460	FireEye, Inc. [1]	$69,200	$140,303
42,692	Red Hat, Inc. [1]	2,166,568	2,359,587
21,425	VMware, Inc., Cl A [1]	2,055,938	2,074,154

		4,291,706	4,574,044
	Technology Hardware, Storage & Peripherals (4.97%)
55,573	Apple, Inc.	2,186,665	5,164,399

Total Information Technology		21,377,605	38,617,383

Materials (4.58%)
	Fertilizers & Agricultural Chemicals (4.58%)
38,220	Monsanto Co.	3,345,354	4,767,563

Telecommunication Services (2.72%)
	Wireless Telecommunication Services (2.72%)
38,000	SoftBank Corp. (Japan) [2]	2,955,677	2,829,416

Total Common Stocks		63,835,079	102,496,318

Principal Amount

Short Term Investments (1.88%)

$1,955,284	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2014, 0.00% due 7/1/2014; Proceeds at maturity - $1,955,284; (Fully collateralized by $2,105,000 U.S. Treasury Note, 1.75% due 5/15/2023; Market value - $1,994,488) [4]	1,955,284	1,955,284

Total Investments (100.42%)		$65,790,363	104,451,602

Liabilities Less Cash and Other Assets (-0.42%)			(432,690)

Net Assets			$104,018,912

Retail Shares (Equivalent to $16.74 per share based on 3,194,132 shares outstanding)			$53,470,579

Institutional Shares (Equivalent to $16.90 per share based on 2,991,301 shares outstanding)			$50,548,333

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by
S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.02%)

Consumer Discretionary (12.83%)
	Apparel, Accessories & Luxury Goods (1.33%)
15,500	Ted Baker plc (United Kingdom) [2]	$515,884	$480,399

	Casinos & Gaming (1.87%)
4,500	Churchill Downs, Inc.	397,387	405,495
10,830	Pinnacle Entertainment, Inc. [1]	269,448	272,699

		666,835	678,194
	Homefurnishing Retail (0.42%)
3,200	Mattress Firm Holding Corp. [1]	128,546	152,800

	Hotels, Resorts & Cruise Lines (1.32%)
250,000	Mandarin Oriental International Ltd. (Singapore) [2]	454,442	476,250

	Internet Retail (1.28%)
105,000	AO World plc (United Kingdom) [1,2]	479,844	462,720

	Restaurants (2.93%)
14,000	Fiesta Restaurant Group, Inc. [1]	544,745	649,740
12,000	Zoe’s Kitchen, Inc. [1]	180,000	412,560

		724,745	1,062,300
	Specialized Consumer Services (2.22%)
12,200	Ascent Capital Group, Inc., Cl A [1]	926,025	805,322

	Specialty Stores (1.46%)
19,000	The Container Store Group, Inc. [1]	603,355	527,820

Total Consumer Discretionary		4,499,676	4,645,805

Consumer Staples (2.02%)
	Brewers (0.77%)
25,000	Craft Brew Alliance, Inc. [1]	378,863	276,500

	Packaged Foods & Meats (1.25%)
21,000	Farmer Bros Co. [1]	429,692	453,810

Total Consumer Staples		808,555	730,310

Energy (16.32%)
	Oil & Gas Equipment & Services (3.45%)
12,500	RigNet, Inc. [1]	561,771	672,750
27,000	Tesco Corp. [2]	513,035	576,180

		1,074,806	1,248,930
	Oil & Gas Exploration & Production (4.15%)
22,000	Parsley Energy, Inc., Cl A [1]	410,240	529,540
30,000	RSP Permian, Inc. [1]	750,301	973,200

		1,160,541	1,502,740
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (8.72%)
26,000	PBF Logistics LP [1]	$670,045	$715,520
23,000	Rose Rock Midstream, L.P.	940,456	1,256,720
17,000	Tallgrass Energy Partners, LP	494,038	659,600
16,000	Western Refining Logistics, LP	398,577	523,360

		2,503,116	3,155,200

Total Energy		4,738,463	5,906,870

Financials (6.22%)
	Hotel & Resort REITs (3.68%)
17,000	Chesapeake Lodging Trust	421,454	513,910
70,000	Strategic Hotels & Resorts, Inc. [1]	706,561	819,700

		1,128,015	1,333,610
	Insurance Brokers (2.54%)
24,200	eHealth, Inc. [1]	1,082,602	918,874

Total Financials		2,210,617	2,252,484

Health Care (23.45%)
	Biotechnology (2.80%)
37,600	Foundation Medicine, Inc. [1]	971,553	1,013,696

	Health Care Equipment (3.26%)
32,400	Inogen, Inc. [1]	526,301	730,944
15,760	Masimo Corp. [1]	425,065	371,936
4,680	Novadaq Technologies, Inc. (Canada) [1,2]	76,354	77,126

		1,027,720	1,180,006
	Health Care Facilities (1.12%)
17,000	Capital Senior Living Corp. [1]	404,745	405,280

	Health Care Services (3.32%)
144,010	BioScrip, Inc. [1]	1,064,630	1,201,043

	Health Care Supplies (3.82%)
60,480	The Spectranetics Corp. [1]	1,509,925	1,383,783

	Pharmaceuticals (9.13%)
27,300	MediWound Ltd. [1,2]	380,060	310,674
18,000	Pacira Pharmaceuticals, Inc. [1]	1,114,868	1,653,480
20,000	Revance Therapeutics, Inc. [1]	476,614	680,000
148,900	TherapeuticsMD, Inc. [1]	810,237	658,138

		2,781,779	3,302,292

Total Health Care		7,760,352	8,486,100

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (5.91%)
	Aerospace & Defense (0.89%)
25,519	The KEYW Holding Corp. [1]	$384,323	$320,774

	Air Freight & Logistics (0.96%)
6,000	Park-Ohio Holdings Corp.	278,999	348,660

	Electrical Components & Equipment (1.52%)
11,520	Polypore International, Inc. [1]	378,279	549,849

	Industrial Machinery (2.54%)
25,000	ARC Group Worldwide, Inc. [1]	429,035	380,000
15,600	ESCO Technologies, Inc.	548,221	540,384

		977,256	920,384

Total Industrials		2,018,857	2,139,667

Information Technology (19.24%)
	Electronic Equipment & Instruments (1.57%)
8,560	Coherent, Inc. [1]	552,261	566,415

	Internet Software & Services (9.26%)
55,200	Amber Road, Inc. [1]	714,424	890,376
4,500	Benefitfocus, Inc. [1]	146,631	207,990
14,500	comScore, Inc. [1]	455,084	514,460
30,000	E2open, Inc. [1]	682,996	620,100
11,778	Envestnet, Inc. [1]	454,233	576,180
45,000	Marchex, Inc., Cl B	429,286	540,900

		2,882,654	3,350,006

	Semiconductor Equipment (1.75%)
29,840	PDF Solutions, Inc. [1]	596,665	633,205

	Semiconductors (1.65%)
10,400	Power Integrations, Inc.	513,620	598,416

	Systems Software (5.01%)
7,200	Barracuda Networks, Inc. [1]	212,297	223,344
36,800	Qualys, Inc. [1]	863,917	944,656
22,300	Varonis Systems, Inc. [1]	577,307	646,923

		1,653,521	1,814,923

Total Information Technology		6,198,721	6,962,965

Shares		Cost	Value

Common Stocks (continued)

Materials (6.84%)
	Construction Materials (1.22%)
9,000	CaesarStone Sdot Yam Ltd. [1,2]	$425,855	$441,720

	Specialty Chemicals (4.62%)
52,000	Flotek Industries, Inc. [1]	1,263,875	1,672,320

	Steel (1.00%)
12,000	SunCoke Energy Partners LP	311,048	362,400

Total Materials		2,000,778	2,476,440

Telecommunication Services (1.19%)
	Alternative Carriers (1.19%)
50,800	Iridium Communications, Inc. [1]	390,514	429,768

Total Common Stocks		30,626,533	34,030,409

Principal Amount

Short Term Investments (6.84%)

$2,475,965	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2014, 0.00% due 7/1/2014; Proceeds at maturity - $2,475,965; (Fully collateralized by $2,670,000 U.S. Treasury Note, 1.625% due 11/15/2022; Market value - $2,526,488) [3]	2,475,965	2,475,965

Total Investments (100.86%)		$33,102,498	36,506,374

Liabilities Less Cash and Other Assets (-0.86%)			(312,674)

Net Assets			$36,193,700

Retail Shares (Equivalent to $12.92 per share based on 1,646,304 shares outstanding)			$21,271,682

Institutional Shares (Equivalent to $12.94 per share based on 1,152,959 shares outstanding)			$14,922,018

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalizations between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

June 30, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2014, Baron Growth Fund, Baron Small Cap Fund, and Baron Opportunity Fund and had securities on loan with values of $6,692,764, $2,158,506 and $296,650, respectively, and held $7,063,875, $2,311,150 and $310,250, of short term investments, respectively.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At June 30, 2014, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2014, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C. (Cost $34,581,904) (1.48% of Net Assets)	11/13/2007-1/27/2011	$41,137,778

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Castlight Health Inc., Cl A	4/26/2012	$11,960,450
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	13,847,261
Rights
Agrinos AS Exp 7/15/2015 (Mexico)	12/23/2013	69,258
Total Restricted Securities:		$25,876,969
(Cost $13,630,996) † (0.31% of Net Assets)
	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Viggle, Inc. Warrants, Callable, Exp 8/22/2014	8/25/2011	$0
Viggle, Inc. Warrants, Non-Callable, Exp 4/27/2015	4/27/2012	0
Vitacost.com, Inc. Warrants, Exp 2/15/2016	2/17/2012	130,998
Total Restricted Securities:		$130,998
(Cost $30,234) † (0.00% of Net Assets)
	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value
Common Stocks
Castlight Health Inc., Cl A	4/26/2012	$3,588,138
(Cost $1,500,001) (0.73% of Net Assets)

† See Schedules of Investments for cost of individual securities.

Baron Funds	June 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$2,725,172,679	$-	$-	$2,725,172,679
Private Equity Investments	-	-	41,137,778	41,137,778
Short Term Investments	-	14,750,662	-	14,750,662

Total Investments	$2,725,172,679	$14,750,662	$41,137,778	$2,781,061,119

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2014.

	Baron Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$8,145,624,682	$147,623,950	$-	$8,293,248,632
Preferred Stocks	13,560,171	-	-	13,560,171
Private Equity Investments	-	-	13,847,261	13,847,261
Rights	-	69,258	-	69,258
Short Term Investments	-	7,063,875	-	7,063,875

Total Investments	$8,159,184,853	$154,757,083	$13,847,261	$8,327,789,197

$11,960,450 was transferred out of Level 3 into Level 2 at June 30, 2014 due to a restricted investment that became listed on a national exchange. $4,000,683 was transferred out of Level 2 into Level 1 at June 30, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

† See Schedule of Investments for additional detailed categorizations.

June 30, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Baron Small Cap Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$5,576,254,796	$-	$-	$5,576,254,796
Warrants †	-	130,998	-	130,998
Short Term Investments	-	134,731,951	-	134,731,951

Total Investments	$5,576,254,796	$134,862,949	$-	$5,711,117,745

$20,250,000 was transferred out of Level 3 into Level 1 at June 30, 2014 due to a restricted investment that became listed on a national exchange. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Opportunity Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$481,853,951	$3,588,138	$-	$485,442,089
Short Term Investments	-	310,250	-	310,250

Total Investments	$481,853,951	$3,898,388	$-	$485,752,339

$3,588,138 was transferred out of Level 3 into Level 2 at June 30, 2014 due to a restricted investment that became listed on a national exchange. $716,793 was transferred out of Level 2 into Level 1 at June 30, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Fifth Avenue Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$102,496,318	$-	$-	$102,496,318
Short Term Investments	-	1,955,284	-	1,955,284

Total Investments	$102,496,318	$1,955,284	$-	$104,451,602

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2014.

	Baron Discovery Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$34,030,409	$-	$-	$34,030,409
Short Term Investments	-	2,475,965	-	2,475,965

Total Investments	$34,030,409	$2,475,965	$-	$36,506,374

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2014.

† See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
										Change in Net
										Unrealized
										Appreciation
				Net Change in						(Depreciation)
		Accrued		Unrealized			Transfers			from Investments
	Balance as of	Premiums/	Net Realized	Appreciation			Into Level	Transfers Out	Balance as of	still held at June
Investments in Securities	September 30, 2013	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	3	of Level 3	June 30, 2014	30, 2014

Private Equity Investments
Consumer Discretionary	$11,752,000	$-	$(31,200,000)	$40,248,000	$-	$(20,800,000)	$-	$-	$-	$-
Financials	21,168,668	-	-	19,969,110	-	-	-	-	41,137,778	19,969,110

Total	$32,920,668	$-	$(31,200,000)	$60,217,110	$-	$(20,800,000)	$-	$-	$41,137,778	$19,969,110

Baron Funds	June 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2014

Private Equity Investments
Consumer Discretionary	$16,724,000	$–	$(44,400,000)	$57,276,000	$–	$(29,600,000)	$–	$–	$–	$–
Financials	7,125,521	–	–	6,721,740	–	–	–	–	13,847,261	6,721,740
Health Care	4,999,998	–	–	6,960,452	–	–	–	(11,960,450)	–	6,960,452

Total	$28,849,519	$–	$(44,400,000)	$70,958,192	$–	$(29,600,000)	$–	$(11,960,450	$13,847,261	$13,682,192

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales/Exercise of Warrants	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2014

Private Equity Investments
Consumer Discretionary	$20,410,000	$–	$(21,000,000)	$34,840,000	$–	$(14,000,000)	$–	$(20,250,000)	$–	$7,750,000
Warrants
Unclassified	0	–	2,075,003	–	–	(2,075,003)	–	–	–	–

Total	$20,410,000	$–	$(18,924,997)	$34,840,000	$–	$(16,075,003)	$–	$(20,250,000)	$–	$7,750,000

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2014	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2014

Private Equity Investments
Health Care	$1,500,001	$–	$–	$2,088,137	$–	$–	$–	$(3,588,138)	$–	$2,088,137

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2014 were as follows:

Baron Asset Fund
Sector	Company	Fair Value as of June 30, 2014	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2014	Range used on June 30, 2014
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$41,137,778	Combination of scenario analysis, market comparables and option pricing methods	Probability of IPO scenario	10%	10%
				Probability of acquisition scenario	90%	90%
				Discount for lack of marketability under IPO scenario	3.64%	3.64%
				Discount for lack of marketability under acquisition scenario	2.11%	2.11%
				Estimated volatility of the returns of the enterprise value (1)	5.57%	5.57%
				EV/Run Rate EBITDA Multiple (2)	10.69x	8.10x to 12.78x
				Adjustment to the EBITDA Multiple due to leverage (2)	2.65%	2.65%
				Change in the composite equity index of comparable companies	0.46%	0.03% to 1.44%
				Estimated price per share at acquisition closing (3)	$6.17	$6.17

(1) The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc., historical returns of the SMI 100 Index and the historical returns of the equity of comparable public companies. Nuveen
Investments, Inc. is the sole asset of Windy City Investments Holdings, L.L.C.
(2) The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 2.65% to 10.97x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.
(3) The price was provided by the acquiree company.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

June 30, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2014, the components of net assets on a tax basis were substantially as follows:

			Baron	Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,156,883,642	$3,921,865,356	$2,970,059,752	$343,446,996	$65,790,363	$33,102,498

Gross tax unrealized appreciation	$1,635,142,936	$4,479,012,823	$2,815,030,338	$155,986,335	$38,860,311	$4,502,887
Gross tax unrealized depreciation	(10,965,459)	(73,088,982)	(73,972,345)	(13,680,992)	(199,072)	(1,099,011)

Net unrealized appreciation	$1,624,177,477	$4,405,923,841	$2,741,057,993	$142,305,343	$38,661,239	$3,403,876

6. TRANSACTIONS IN “AFFILIATED” COMPANIES 1

Baron Growth Fund

Name of Issuer	Value at September 30, 2013	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Dividend Income	Shares Held at June 30, 2014	Value at June 30, 2014

“Affiliated” Company as of June 30, 2014:
Agrinos AS	$6,464,460	$2,156,471	$–	$(4,620,248)	$–	$0	4,907,918	$4,000,683
Agrinos AS Convertible Note,
20.00%, due 6/30/2014	–	800,000	788,622	–	(11,378)	98,218	–	–
Agrinos AS Rights Exp 7/15/2005 [3]	–	–		69,258	–	–	393,349	69,258
Choice Hotels International, Inc.	129,893,925	–	–	11,789,400	–	2,225,550	3,007,500	141,683,325
Iridium Communications Inc.	–	45,709,971		17,684,506		–	7,493,437	63,394,477
Iridium Communications Inc.,
Series B, 6.75%	–	10,268,500		3,291,671		–	41,074	13,560,171
Vail Resorts, Inc.	143,255,824	–	–	16,105,440	–	2,570,676	2,064,800	159,361,264

	$279,614,209	$58,934,942	$788,622	$44,320,027	$(11,378)	$4,894,444		$382,069,178

Baron Small Cap Fund

Name of Issuer	Value at September 30, 2013	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Dividend Income	Shares Held at June 30, 2014	Value at June 30, 2014

“Affiliated” Company as of June 30, 2014:
The Chefs’ Warehouse, Inc.	$48,510,000	$–	$1,805,928	$(6,833,375)	$(330,697)	$–	2,000,000	$39,540,000
Del Frisco’s Restaurant
Group, Inc.	32,272,000	8,617,666	–	15,608,334	–	–	2,050,000	56,498,000
Globe Specialty Metals, Inc.	61,640,000	–	–	21,480,000	–	875,000	4,000,000	83,120,000
The KEYW Holding Corp.	30,262,500	–	3,882,062	(2,116,313)	247,375	–	1,950,000	24,511,500
Rally Software Development Corp.	–	51,687,216	–	(26,640,216)	–	–	2,300,000	25,047,000

	$172,684,500	$60,304,882	$5,687,990	$1,498,430	$(83,322)	$875,000		$228,716,500

No Longer an "Affiliated" Company as of June 30, 2014:
BJ’s Restaurants, Inc.	$43,080,000	$–	$14,601,880	$11,467,335	$(5,035,455)	$–	1,000,000	$34,910,000
Bravo Brio Restaurant Group, Inc.	18,875,000	–	19,334,912	(326,596)	786,508	–	–	–
Susser Petroleum Partners LP	34,638,000	–	41,450,800	(4,149,900)	18,685,125	1,126,015	164,552	7,722,425
Viggle, Inc. [2]	1,654,546	–	239,685	11,345,454	(12,760,315)	–	–	–
Viggle, Inc., Warrants, Callable, Exp 8/22/2014 [2]	–	–	–	–	–	–	25,000	–
Viggle, Inc., Warrants, Non-callable, Exp 4/27/2015 [2]	38,182	–	–	(38,182)	–	–	6,818	–
Vitacost.com, Inc.	25,500,000	–	17,328,908	2,702,438	(10,873,530)	–	–	–
Vitacost.com, Inc. Warrants, Exp 2/15/2016	516,714	–	–	(385,716)	–	–	242,589	130,998

	$124,302,442	$–	$92,956,185	$20,614,833	$(9,197,667)	$1,126,015		$42,763,423

[1]

An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine month period ended June 30, 2014.

[2]	Adjusted for reverse 1-for-80 stock split.
[3]	Converted into additional shares of Agrinos AS.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The Financial Accounting Standards Board (FASB) issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date: August 20, 2014